Exhibit 99.1

RCO 2016-SFR1 Trust

Mortgage-Backed Notes, Series 2016-SFR1

Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

Report To:

Residential Credit Opportunities II, LLC

RCO 2016-SFR1 Depositor LLC

Nomura Securities International, Inc.

15 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures

Residential Credit Opportunities II, LLC RCO 2016-SFR1 Depositor LLC 2999 Westminster Avenue, Suite 265 Seal Beach, California 90740

Nomura Securities International, Inc. Worldwide Plaza 309 West 49th Street New York, New York 10019

Re:	RCO 2016-SFR1 Trust (the “Issuer”) Mortgage-Backed Notes, Series 2016-SFR1 (the “Notes”) Sample Mortgage Loan and Sample Mortgaged Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist RCO 2016-SFR1 Depositor LLC (the “Depositor”) in evaluating the accuracy of information with respect to a pool of fully-amortizing, fixed-rate and adjustable-rate, residential rental mortgage loans (the “Mortgage Loans”) secured by first liens primarily on one-to-four family residential properties (the “Mortgaged Properties”) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Residential Credit Opportunities II, LLC (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “05 RCO 2016-SFR1 Investor Tape.xlsx” (the “Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of loan identification numbers (the “Collateral IDs”) relating to:
(1)	439 mortgage loans originated by Lima One Capital, LLC (“Lima One”) (the “Base Preliminary Lima One Mortgage Loans”) that are each secured by one or more mortgaged properties and
(2)	527 mortgage loans originated by Visio Financial Services, Inc. (“Visio”) (the “Base Preliminary Visio Mortgage Loans,” together with the Base Preliminary Lima One Mortgage Loans, the “Base Preliminary Mortgage Loans”) that are each secured by one mortgaged property, that are expected to be representative of the Mortgage Loans and

ii.	Labeled “09 RCO 2016-SFR1 Investor Tape.xlsx” and corresponding decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to:
(1)	431 mortgage loans originated by Lima One (the “Preliminary Lima One Mortgage Loans”) that are each secured by one or more mortgaged properties (the “Preliminary Lima One Mortgaged Properties”) and
(2)	544 mortgage loans originated by Visio (the “Preliminary Visio Mortgage Loans,” together with the Preliminary Lima One Mortgage Loans, the “Preliminary Mortgage Loans”) that are each secured by one mortgaged property (the “Preliminary Visio Mortgaged Properties,” together with the Preliminary Lima One Mortgaged Properties, the “Preliminary Mortgaged Properties”),

that are expected to be representative of the Mortgage Loans as of 31 August 2016 (the “Preliminary Cut-off Date”),

b.	Imaged copies of the:
i.	Promissory note and borrower certifications and acknowledgements and/or occupancy affidavit (as applicable and collectively, the “Note”),
ii.	Payment letter to the borrower or first payment letter (as applicable and collectively, the ”Payment Letter”),
iii.	Appraisal report (the “Appraisal”),
iv.	Lease agreement or rental contract (as applicable and collectively, the “Lease Agreement”),
v.	Underwriting summary or estimate of costs report (as applicable and collectively, the “Underwriting Summary”) and
vi.	Settlement statement, closing disclosure or purchase and sale agreement (as applicable and collectively, the “Settlement Statement,” together with the Note, Payment Letter, Appraisal, Lease Agreement and Underwriting Summary, the “Source Documents”),

relating to the Sample Mortgage Loans and Sample Properties (both as defined in Attachment A),

c.	The list of relevant characteristics related to the:
i.	Sample Properties (the “Sample Property Characteristics”) and
ii.	Sample Mortgage Loans (the “Sample Mortgage Loan Characteristics,” together with the Sample Property Characteristics, the “Sample Characteristics”)

on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans, Preliminary Mortgaged Properties, Mortgage Loans or Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 November 2016

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 483 Base Preliminary Mortgage Loans (the “Preliminary Sample Mortgage Loans”) from the Loan Listing Data File. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Mortgage Loans they instructed us to randomly select from the Loan Listing Data File.

2.	For each Base Preliminary Mortgage Loan on the Loan Listing Data File, we compared the Collateral ID, as shown on the Loan Listing Data File, to the corresponding Collateral ID, as shown on the Preliminary Data File, and noted that:
a.	24 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Loan Listing Data File,
b.	15 of the Base Preliminary Mortgage Loans included on the Loan Listing Data File were not included on Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”) and
c.	Seven (7) of the Removed Base Preliminary Mortgage Loans were Preliminary Sample Mortgage Loans (the “Removed Preliminary Sample Mortgage Loans”).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Preliminary Sample Mortgage Loans. The 476 Preliminary Sample Mortgage Loans on the Preliminary Data File are hereinafter referred to as the “Initial Sample Mortgage Loans.”

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 12 Preliminary Mortgage Loans from the Preliminary Data File (the “Additional Sample Mortgage Loans,” together with the Initial Sample Mortgage Loans, the “Sample Mortgage Loans”) that are not Initial Sample Mortgage Loans. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Sample Mortgage Loans they instructed us to randomly select from the Preliminary Data File.

We noted that the 488 Sample Mortgage Loans are secured by 735 Preliminary Mortgaged Properties (each, a “Sample Property”). For the purpose of the procedures described in this report, the 488 Sample Mortgage Loans and the corresponding 735 Sample Properties are referred to as Sample Numbers 1-0 through 488-1. The Sample Mortgage Loans are represented by Sample Numbers with a right-most digit of “0” and Sample Properties are represented by Sample Numbers with a right-most digit other than “0.”

Attachment A Page 2 of 2

4.	For each Sample Mortgage Loan and Sample Property, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as applicable, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 7

Sample Characteristics and Source Documents

Sample Property Characteristics

Sample Property Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Collateral ID	Collateral ID	Note	i.

Property state	State	Note

Property zip code	Zip Code	Note

Property type	Property Type	Appraisal	ii.

Property condition	Property Condition	Appraisal	iii.

Appraisal value	Appraisal Value	Appraisal

Occupancy status	Owner Occupancy	Note

Property purpose	Loan Purpose	(a) Settlement Statement or (b) Settlement Statement, Note and recalculation	iv.

Purchase price (if applicable)	Purchase Price	Settlement Statement or Underwriting Summary	v.

Market rent	Rent	(a) Appraisal, Lease Agreement or Underwriting Summary, (b) Lease Agreement and recalculation or (c) Appraisal and recalculation	vi.

Exhibit 1 to Attachment A Page 2 of 7

Sample Mortgage Loan Characteristics

Sample Mortgage Loan Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Collateral ID	Collateral ID	Note	i.

Original principal balance	Original Balance	Note

Initial interest rate	Original Rate	Note

First payment date	First Payment Date	Note

Maturity date	Maturity Date	Note

Original term to maturity	Original Maturity Term	Note or Note and recalculation	vii.

Prepayment penalty type	Prepay Penalty Type	Note

ARM index	ARM Index	Note

ARM margin	ARM Margin	Note

Initial periodic cap	Initial Periodic Cap	Note and recalculation	viii.

Life rate cap	Life Rate Cap	Note and recalculation	ix.

Rate adjustment frequency	Rate Adjustment Frequency	Note

Subsequent periodic cap	Subsequent Periodic Cap	Note

Initial rate adjustment period	Initial Rate Adjustment Period	Note and recalculation	x.

Original loan-to-value ratio	RCO Original LTV	Recalculation	xi.

T&I payment	T & I & A Payment	Payment Letter or Appraisal and recalculation	xii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the property type Sample Property Characteristic for each Sample Property, the Sponsor, on behalf of the Depositor, instructed us to consider the property type as “TH” if the Appraisal indicates a property type of “row,” “town end home,” “villa” or “IOG.”

Exhibit 1 to Attachment A Page 3 of 7

Notes: (continued)

iii.	For the purpose of comparing the property condition Sample Property Characteristic for each Sample Property that does not have the property condition specifically stated on the Appraisal, the Sponsor, on behalf of the Depositor, provided us with the decode table that is shown below, and instructed us to use the value that is shown in the “Property Condition” column that corresponds to the “Property Condition Description,” as shown on the Appraisal.

Property Condition Description	Property Condition

Excellent	C1
Very good	C2
Good	C3
Above average	C3
Average	C4
Fair	C5
Poor	C6

iv.	For the purpose of comparing the property purpose Sample Property Characteristic for each Sample Property, the Sponsor, on behalf of the Depositor, instructed us to consider the property purpose as “P” if we observed a purchase price, as shown on the Settlement Statement, corresponding to the Sample Property (each, a “Sample Purchase Property”).

For the purpose of comparing the property purpose Sample Property Characteristic for each Sample Property that is not a Sample Purchase Property (except for Sample Numbers 423-1 and 438-1), the Sponsor, on behalf of the Depositor, instructed us to consider the property purpose as:

(a)	“CO” if the cash to borrower, as shown on the Settlement Statement (the “Amount to Borrower”), is greater than the lesser of (i) $1,000 or (ii) 1% of the original principal balance, as shown on the Note, or
(b)	“RT” if the Amount to Borrower is less than or equal to the lesser of (i) $1,000 or (ii) 1% of the original principal balance, as shown on the Note.

For the purpose of comparing the property purpose Sample Property Characteristic for Sample Numbers 423-1 and 438-1, the Sponsor, on behalf of the Depositor, instructed us to consider the property purpose as:

(a)	“CO” if the Amount to Borrower is greater than the lesser of (i) $2,000 or (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“RT” if the Amount to Borrower is less than or equal to the lesser of (i) $2,000 or (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A Page 4 of 7

Notes: (continued)

v.	For the purpose of comparing the purchase price (if applicable) Sample Property Characteristic for each Sample Property that is a Sample Purchase Property (except for Sample Numbers 134-1, 134-2, 134-3, 134-4, 189-1 and 189-2), the Sponsor, on behalf of the Depositor, instructed us to use the purchase price, as shown on the Settlement Statement.

For the purpose of comparing the purchase price (if applicable) Sample Property Characteristic for Sample Numbers 134-1, 134-2, 134-3 and 134-4, the Sponsor, on behalf of the Depositor, instructed us to use the purchase price, as shown on the Underwriting Summary.

For (i) Sample Numbers 189-1 and 189-2 and (ii) each Sample Property that is not a Sample Purchase Property, the Sponsor, on behalf of the Depositor, instructed us not to compare the purchase price (if applicable) Sample Property Characteristic.

vi.	For the purpose of comparing the market rent Sample Property Characteristic for each Sample Property, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (subject to the instructions, assumptions and methodologies provided by the Sponsor on behalf of the Depositor, that are stated in the following paragraphs in this note vi., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents, or within a single Source Document, for the market rent Sample Property Characteristic.

For the purpose of comparing the market rent Sample Property Characteristic for each Sample Property, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to:

(a)	In the case of the:
(1)	Sample Properties that are Preliminary Lima One Mortgaged Properties (except for Sample Numbers 30-1, 32-3, 36-1, 45-2, 53-2, 54-2, 59-1, 61-1, 92-2, 98-4, 112-4, 117-2, 117-3, 120-1, 120-2, 120-4, 120-5, 120-6, 120-7, 157-1, 157-2, 157-3, 157-4, 157-5, 157-6 and 188-1), and
(2)	Sample Number 241-1,

the lesser of (1) the market rent, as shown on the Appraisal, and (2) rent amount, as shown on the Lease Agreement, as applicable,

(b)	In the case of the:
(1)	Sample Properties that are Preliminary Visio Mortgaged Properties (except for Sample Number 241-1) and
(2)	Sample Numbers 32-3, 53-2, 54-2, 61-1, 92-2, 98-4 and 112-4,

the market rent, as shown on the Appraisal,

(c)	In the case of Sample Numbers 120-1, 120-2, 120-4, 120-5, 120-6, 120-7 and 188-1, the rent amount, as shown on the Lease Agreement, or
(d)	In the case of Sample Numbers 59-1, 117-2 and 117-3, the rent amount, as shown on the Underwriting Summary.

Exhibit 1 to Attachment A Page 5 of 7

Notes: (continued)

vi.  (continued)

For the purpose of comparing the market rent Sample Property Characteristic for Sample Numbers 30-1, 36-1 and 45-2, the Sponsor, on behalf of the Depositor, instructed us to recalculate the market rent as the difference between the:

(a)	Rent amount and
(b)	Lease discount,

both as shown on the Lease Agreement.

For the purpose of comparing the market rent Sample Property Characteristic for Sample Numbers 157-1, 157-2, 157-3, 157-4, 157-5 and 157-6, the Sponsor, on behalf of the Depositor, instructed us to recalculate the market rent as the product of (i) the market rent, as shown on the Appraisal, and (ii) 90.00%.

For the purpose of comparing the market rent Sample Property Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/-$1.00 or less.

vii.	For the purpose of comparing the original term to maturity Sample Mortgage Loan Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to calculate the original term to maturity as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

viii.	For the purpose of comparing the initial periodic cap Sample Mortgage Loan Characteristic for each Sample Mortgage Loan with an ARM margin value greater than “0.000(%),” as shown on the Note (each, a “Sample ARM Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial periodic cap as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For the purpose of comparing the initial periodic cap Sample Mortgage Loan Characteristic for each Sample Mortgage Loan that is not a Sample ARM Mortgage Loan (each, a “Sample FRM Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use “0.000(%)” for the initial periodic cap.

Exhibit 1 to Attachment A Page 6 of 7

Notes: (continued)

ix.	For the purpose of comparing the life rate cap Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the life rate cap as the difference between the:
(a)	Subsequent rate adjustment maximum interest rate and
(b)	Initial interest rate,

both as shown on the Note.

For the purpose of comparing the life rate cap Sample Mortgage Loan Characteristic for each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use “0.000(%)” for the life rate cap.

x.	For the purpose of comparing the initial rate adjustment period Sample Mortgage Loan Characteristic for each Sample ARM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial rate adjustment period as the difference in months between the:
(a)	Change date and
(b)	First payment date,

both as shown on the Note.

For each Sample FRM Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us not to compare the initial rate adjustment period Sample Mortgage Loan Characteristic.

xi.	For the purpose of comparing the original loan-to-value ratio Sample Mortgage Loan Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio of each Sample Mortgage Loan by:
(a)	Calculating the property value (“Property Value”) of each related Sample Property as:
(1)	In the case of a Sample Purchase Property, the lesser of (A) the appraisal value, as shown on the Appraisal, and (B) the purchase price (if applicable), as shown on the Settlement Statement or Underwriting Summary (and in accordance with the methodologies described in note v. above), and
(2)	In the case of a Sample Property that is not a Sample Purchase Property, the appraisal value, as shown on the Appraisal,
(b)	Calculating the aggregate property value (“Loan Value”) as the sum of the Property Values calculated in (a) above,
(c)	Dividing the:
(1)	Original principal balance, as shown on the Note, by
(2)	Loan Value, as calculated in (b) above, and
(d)	Multiplying the value calculated in (c) above by 100.

For the purpose of comparing the original loan-to-value ratio Sample Mortgage Loan Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 7 of 7

Notes: (continued)

xii.	For the purpose of comparing the T&I payment Sample Mortgage Loan Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the T&I payment of each Sample Mortgage Loan as the sum of:
(a)	Taxes, as shown on the Payment Letter,
(b)	Insurance, as shown on the Payment Letter and
(c)	HOA amount (“HOA Amount”), as shown on the Payment Letter or Appraisal (subject to the methodology provided by the Sponsor, on behalf of the Depositor, that is stated in the following paragraph to this note xii.).

For the purpose of comparing the T&I payment Sample Mortgage Loan Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the HOA Amount, as shown on the Appraisal, if the T&I payment, as shown on the Payment Letter, is different than the T&I payment, as shown on the Preliminary Data File.

For the purpose of comparing the T&I payment Sample Mortgage Loan Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and/or instructions provided by the Sponsor, on behalf of the Depositor, that are described above.

Exhibit 2 to Attachment A Page 1 of 14

Sample Characteristic Differences

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

2-1	Property purpose	RT	CO

4-0	T&I payment	$186.12	$291.45

6-1	Property condition	C1 to C3	C4

7-1	Property purpose	RT	CO

8-1	Property purpose	RT	CO

9-1	Property condition	C1 to C3	C4

10-1	Property purpose	RT	CO

10-2	Property purpose	RT	CO
	Market rent	$1,219.00	$1,189.00

12-1	Property purpose	RT	CO

12-2	Property purpose	RT	CO

12-3	Property purpose	RT	CO

12-4	Property purpose	RT	CO

12-5	Property purpose	RT	CO

12-6	Property purpose	RT	CO

12-7	Property purpose	RT	CO

12-8	Property purpose	RT	CO

12-9	Property purpose	RT	CO

17-1	Property condition	C4	C3
	Property purpose	RT	CO

18-1	Property purpose	RT	CO

Exhibit 2 to Attachment A Page 2 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
18-2	Property purpose	RT	CO
	Market rent	$1,050.00	$1,040.00

18-3	Property condition	C1 to C3	C4
	Property purpose	RT	CO
	Market rent	$1,065.00	$1,050.00

20-0	T&I payment	$226.63	$269.43

20-1	Property purpose	RT	CO
	Market rent	$650.00	$850.00

22-1	Property purpose	RT	CO
	Market rent	$950.00	$1,000.00

23-0	T&I payment	$175.60	$166.85

24-1	Property purpose	RT	CO

24-2	Property purpose	RT	CO

24-3	Property purpose	RT	CO

26-4	Market rent	$600.00	$650.00

26-5	Market rent	$650.00	$750.00

26-7	Property zip code	[REDACTED]	[REDACTED]

26-9	Property condition	C1 to C3	C4

26-10	Property condition	C1 to C3	C4

28-1	Property purpose	RT	CO

32-3	Property zip code	[REDACTED]	[REDACTED]

32-4	Property zip code	[REDACTED]	[REDACTED]

33-1	Property zip code	[REDACTED]	[REDACTED]

Exhibit 2 to Attachment A Page 3 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
37-1	Purchase price	[REDACTED]	[REDACTED]

37-2	Property purpose	RT	CO

37-3	Property purpose	RT	CO

37-4	Property purpose	RT	CO

38-1	Property purpose	CO	RT

39-0	First payment date	[REDACTED]	[REDACTED]
	Maturity date	10/1/2045	11/1/2045

40-1	Property condition	C1 to C3	C4

40-2	Property condition	C1 to C3	C4

41-1	Property condition	C1 to C3	C4

43-1	Property zip code	[REDACTED]	[REDACTED]

44-1	Property condition	C1 to C3	C4

47-1	Property purpose	RT	CO

51-1	Market rent	$750.00	$740.00

52-1	Property purpose	CO	RT

53-0	T&I payment	$642.83	$576.16

53-3	Market rent	$1,050.00	$1,000.00

54-0	Original loan-to-value ratio	74.20%	74.81%

54-1	Purchase price	[REDACTED]	[REDACTED]

54-2	Property purpose	RT	CO

54-3	Property purpose	RT	CO

Exhibit 2 to Attachment A Page 4 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
55-1	Property purpose	RT	CO

55-2	Property purpose	RT	CO

56-1	Property purpose	RT	CO

59-1	Property purpose	RT	CO

60-1	Property purpose	RT	CO

60-2	Property purpose	RT	CO

62-2	Property zip code	[REDACTED]	[REDACTED]

66-1	Property purpose	CO	RT

67-1	Property purpose	CO	RT

67-2	Property zip code	[REDACTED]	[REDACTED]
	Property condition	C1 to C3	C4
	Property purpose	CO	RT

68-2	Property condition	C1 to C3	C4

71-0	Original loan-to-value ratio	70.00%	71.47%

71-1	Property purpose	RT	CO

71-2	Property purpose	RT	CO

71-3	Property purpose	RT	CO

71-4	Appraisal value	[REDACTED]	[REDACTED]
	Property purpose	RT	CO

71-5	Property purpose	RT	CO
	Market rent	$700.00	$695.00

71-6	Property purpose	RT	CO
	Market rent	$900.00	$795.00

Exhibit 2 to Attachment A Page 5 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
71-7	Property purpose	RT	CO

73-1	Property purpose	CO	RT

74-1	Property condition	C1 to C3	C4
	Property purpose	RT	CO

77-3	Property zip code	[REDACTED]	[REDACTED]

77-7	Market rent	$800.00	$850.00

78-2	Property condition	C1 to C3	C4

79-1	Property condition	C1 to C3	C4

80-2	Market rent	$1,200.00	$1,250.00

81-1	Property condition	C1 to C3	C4

83-0	T&I payment	$561.71	$322.72

84-1	Property type	SFR	TH
	Property purpose	RT	CO

86-2	Property condition	C1 to C3	C4

86-3	Market rent	$700.00	$600.00

87-1	Property type	PUD	TH

88-8	Market rent	$925.00	$825.00

89-1	Property purpose	RT	CO

91-0	T&I payment	$547.79	$539.45
	Original loan-to-value ratio	68.70%	60.00%

91-1	Property condition	C1 to C3	C4
	Property purpose	P	CO
	Market rent	$2,700.00	$2,595.00

Exhibit 2 to Attachment A Page 6 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
91-2	Property purpose	RT	CO

92-0	Original loan-to-value ratio	65.64%	60.00%

92-1	Property condition	C1 to C3	C4
	Property purpose	P	CO
	Market rent	$2,700.00	$2,650.00

92-2	Property condition	C1 to C3	C4
	Property purpose	P	CO

94-1	Property purpose	RT	CO

94-2	Property purpose	RT	CO

95-1	Property condition	C1 to C3	C4

98-1	Market rent	$970.00	$900.00

101-1	Property purpose	RT	CO

104-1	Property condition	C1 to C3	C4

105-0	T&I payment	$941.99	$834.49

105-1	Property zip code	[REDACTED]	[REDACTED]

105-3	Property type	SFR	TH

108-1	Property purpose	RT	CO

109-1	Property type	TH	SFR
	Property purpose	RT	CO

110-1	Property type	SFR	2F
	Property condition	C1 to C3	C4

110-2	Property condition	C1 to C3	C4

110-3	Property condition	C1 to C3	C4

Exhibit 2 to Attachment A Page 7 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
110-4	Property condition	C1 to C3	C4

110-5	Property type	SFR	2F
	Property condition	C1 to C3	C4

111-3	Property zip code	[REDACTED]	[REDACTED]

112-2	Property condition	C1 to C3	C3/C4

112-3	Market rent	$1,085.00	$1,087.00

114-1	Property purpose	RT	CO

115-1	Property purpose	RT	CO

115-2	Property purpose	RT	CO

116-1	Property purpose	RT	CO

116-2	Property purpose	RT	CO

116-3	Property purpose	RT	CO

117-3	Property purpose	RT	CO

118-1	Property purpose	RT	CO

118-2	Property purpose	RT	CO

118-3	Property purpose	RT	CO

119-1	Property purpose	RT	CO

121-1	Property purpose	RT	CO

121-2	Property purpose	RT	CO

123-1	Property condition	C1 to C3	C4

124-1	Property condition	C1 to C3	C4
	Property purpose	RT	CO

Exhibit 2 to Attachment A Page 8 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
125-2	Market rent	$1,550.00	$1,600.00

125-3	Market rent	$1,281.00	$1,288.00

126-1	Property condition	C1 to C3	C4

129-0	Original loan-to-value ratio	64.50%	60.00%

129-1	Property condition	C1 to C3	C4
	Property purpose	P	CO

129-2	Property condition	C1 to C3	C4
	Property purpose	P	CO

130-1	Property condition	C1 to C3	C4
	Market rent	$3,200.00	$1,800.00

131-1	Property purpose	RT	CO

132-1	Property condition	C1 to C3	C4

133-0	T&I payment	$973.14	$962.73

137-1	Property condition	C1 to C3	C4

138-1	Property condition	C1 to C3	C4

138-4	Market rent	$750.00	$850.00

139-0	T&I payment	$648.39	$695.80

139-1	Appraisal value	[REDACTED]	[REDACTED]

139-2	Appraisal value	[REDACTED]	[REDACTED]
	Market rent	$1,600.00	$1,650.00

139-4	Property condition	C1 to C3	C4
	Market rent	$1,190.00	$1,200.00

140-6	Purchase price	[REDACTED]	[REDACTED]

Exhibit 2 to Attachment A Page 9 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
143-1	Property purpose	RT	CO

144-2	Property purpose	RT	CO

144-3	Property purpose	RT	CO

145-1	Property condition	C1 to C3	C4
	Property purpose	RT	CO

147-1	Property purpose	RT	CO

148-1	Property purpose	RT	CO

148-2	Property purpose	RT	CO

149-1	Market rent	$810.00	$900.00

150-1	Property zip code	[REDACTED]	[REDACTED]
	Property type	TH	SFR
	Market rent	$1,376.00	$1,450.00

150-2	Property zip code	[REDACTED]	[REDACTED]
	Property type	TH	SFR
	Market rent	$1,376.00	$1,572.00

152-1	Market rent	$652.50	$725.00

152-2	Market rent	$607.50	$675.00

152-3	Market rent	$607.50	$675.00

153-1	Property purpose	RT	CO

153-2	Property purpose	RT	CO

153-3	Property purpose	RT	CO

153-4	Property purpose	RT	CO

156-1	Property condition	C1 to C3	C4

Exhibit 2 to Attachment A Page 10 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
157-1	Purchase price	[REDACTED]	[REDACTED]

159-1	Market rent	$900.00	$1,000.00

160-1	Property purpose	RT	CO
	Market rent	$2,565.00	$2,850.00

161-0	T&I payment	$591.37	$491.37

162-1	Appraisal value	[REDACTED]	[REDACTED]

163-1	Property condition	C1 to C3	C4

164-1	Property purpose	RT	CO

166-1	Property condition	C1 to C3	C4
	Market rent	$2,350.00	$2,530.00

167-2	Market rent	$750.00	$700.00

168-2	Market rent	$1,350.00	$1,375.00

170-0	T&I payment	$295.80	$277.55

170-1	Property purpose	RT	CO

171-2	Property purpose	RT	CO

172-1	Property purpose	RT	CO

173-1	Property type	3F	2F

173-5	Property type	3F	2F

174-1	Property condition	C1 to C3	C4

174-2	Property condition	C1 to C3	C4

174-3	Property condition	C1 to C3	C4

177-1	Property condition	C1 to C3	C4

Exhibit 2 to Attachment A Page 11 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
177-2	Property condition	C1 to C3	C4

177-3	Property condition	C1 to C3	C4

178-1	Property condition	C1 to C3	C4
	Market rent	$1,825.00	$1,550.00

179-1	Property condition	C1 to C3	C4

179-2	Property condition	C1 to C3	C4
	Market rent	$900.00	$850.00

179-3	Property condition	C1 to C3	C4
	Market rent	$925.00	$975.00

180-1	Property purpose	RT	CO

181-1	Property condition	C1 to C3	C4

182-1	Property purpose	RT	CO

183-0	T&I payment	$381.76	$354.26

183-2	Property condition	C1 to C3	C4

184-1	Property condition	C1 to C3	C4

186-1	Property condition	C1 to C3	C4

187-3	Property condition	C1 to C3	C4

188-1	Property condition	C1 to C3	C4

189-1	Property purpose	CO	P

189-2	Property condition	C1 to C3	C4
	Property purpose	CO	P

190-0	T&I payment	$669.02	$664.27

190-1	Property condition	C1 to C3	C4

Exhibit 2 to Attachment A Page 12 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
190-2	Property condition	C1 to C3	C4

190-3	Property condition	C1 to C3	C4
	Property purpose	RT	CO

192-1	Property condition	C1 to C3	C4

194-1	Market rent	$950.00	$825.00

194-2	Property condition	C1 to C3	C4
	Market rent	$1,450.00	$1,300.00

196-1	Property condition	C1 to C3	C4

196-2	Property condition	C1 to C3	C4

196-3	Property condition	C1 to C3	C4

197-2	Property purpose	CO	RT

198-1	Property zip code	[REDACTED]	[REDACTED]

199-1	Property condition	C1 to C3	C4
	Property purpose	RT	CO
	Market rent	$1,100.00	$1,095.00

199-2	Property condition	C1 to C3	C4
	Property purpose	RT	CO

199-3	Property condition	C1 to C3	C4

199-4	Property condition	C1 to C3	C4
	Property purpose	RT	CO

199-5	Property condition	C1 to C3	C4

199-6	Property condition	C1 to C3	C4
	Property purpose	RT	CO
	Market rent	$1,160.00	$1,198.00

199-7	Property condition	C1 to C3	C4

Exhibit 2 to Attachment A Page 13 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
200-1	Market rent	$1,400.00	$1,200.00

201-1	Property condition	C1 to C3	C4

201-2	Property condition	C1 to C3	C4

201-3	Property condition	C1 to C3	C4

201-4	Property condition	C1 to C3	C4

201-5	Property condition	C1 to C3	C4

202-2	Property zip code	[REDACTED]	[REDACTED]

204-1	Property condition	C1 to C3	C4

204-2	Property condition	C1 to C3	C4

205-1	Property purpose	RT	CO

205-2	Property zip code	[REDACTED]	[REDACTED]
	Property condition	C1 to C3	C4

206-1	Property condition	C1 to C3	C4

207-1	Market rent	$1,275.00	$1,200.00

208-1	Property condition	C1 to C3	C4

208-2	Property condition	C1 to C3	C4

211-2	Property type	TH	SFR
	Property condition	C1 to C3	C4

212-1	Market rent	$1,100.00	$1,000.00

215-1	Property purpose	CO	RT

256-1	Market rent	$1,450.00	$1,400.00

272-1	Market rent	$1,576.00	$1,575.00

Exhibit 2 to Attachment A Page 14 of 14
Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
280-1	Appraisal value	[REDACTED]	[REDACTED]

282-1	Property type	PUD	SFR

305-1	Market rent	$11,000.00	$11,100.00

360-1	Property type	SFR	CO

362-1	Market rent	$5,936.00	$6,450.00

365-1	Property condition	C4	C3

390-1	Market rent	$2,360.00	$2,950.00

427-1	Market rent	$2,900.00	$3,700.00

458-1	Property purpose	RT	CO

459-1	Property condition	C4	C3